UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2015

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments:

Putnam Global Income Trust

The fund's portfolio
1/31/15 (Unaudited)

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (30.4%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina) (In default)(NON)			$399,581	$359,623

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			25,000	24,100

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			3,314,000	3,333,884

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			1,518,407	1,259,519

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)			1,369,791	1,270,481

Austria (Republic of) sr. unsec. unsub. bonds 3 1/2s, 2021 (Austria)		EUR	1,970,000	2,718,846

Belgium (Government of) sr. unsec. unsub. bonds 4 1/4s, 2022 (Belgium)		EUR	2,202,000	3,235,558

Brazil (Federal Republic of) sr. notes 5 7/8s, 2019 (Brazil)			$100,000	111,600

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			490,000	515,536

Brazil (Federal Republic of) unsec. notes 10s, 2021 (Brazil) (units)		BRL	790	273,438

Canada (Government of) bonds 5s, 2037 (Canada)		CAD	200,000	250,306

Colombia (Republic of) sr. unsec. unsub. bonds 5s, 2045 (Colombia)			$450,000	474,750

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			200,000	211,500

France (Government of) unsec. bonds 4 1/2s, 2041 (France)		EUR	754,000	1,454,653

France (Government of) unsec. bonds 3 1/4s, 2021 (France)		EUR	7,074,000	9,596,978

Germany (Federal Republic of) unsec. bonds 2 1/2s, 2044 (Germany)		EUR	1,410,000	2,247,859

Germany (Federal Republic of) unsec. bonds 1 3/4s, 2022 (Germany)		EUR	4,840,000	6,146,285

Germany (Federal Republic of) unsec. bonds Ser. 2007, 4 1/4s, 2017 (Germany)		EUR	2,750,000	3,439,753

Germany (Federal Republic of) unsec. bonds Ser. 167, 1s, 2018 (Germany)		EUR	5,602,000	6,599,864

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)			$62,000	61,619

Ghana (Republic of) 144A unsec. notes 7 7/8s, 2023 (Ghana)			168,573	147,923

Hellenic (Republic of) sr. unsec. bonds 4 3/4s, 2019 (Greece)		EUR	1,530,000	1,205,282

Hellenic (Republic of) sr. unsec. notes 3 3/8s, 2017 (Greece)		EUR	1,767,000	1,411,326

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2038 (Greece)(STP)		EUR	317,294	174,147

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2037 (Greece)(STP)		EUR	28,208	15,539

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2036 (Greece)(STP)		EUR	304,883	167,439

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2035 (Greece)(STP)		EUR	209,696	115,680

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2034 (Greece)(STP)		EUR	156,727	86,486

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2033 (Greece)(STP)		EUR	123,946	68,457

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2032 (Greece)(STP)		EUR	140,182	77,540

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2031 (Greece)(STP)		EUR	81,475	44,879

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2030 (Greece)(STP)		EUR	794,541	439,183

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2029 (Greece)(STP)		EUR	244,903	135,664

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2028 (Greece)(STP)		EUR	757,185	422,872

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2027 (Greece)(STP)		EUR	397,416	224,765

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2026 (Greece)(STP)		EUR	665,365	390,284

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2025 (Greece)(STP)		EUR	1,422,812	887,364

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2024 (Greece)(STP)		EUR	498,058	317,721

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2023 (Greece)(STP)		EUR	767,884	497,631

Hungary (Government of) sr. unsec. unsub. notes 5 3/8s, 2024 (Hungary)			$470,000	535,565

Indonesia (Republic of) 144A sr. unsec. notes 5 1/8s, 2045 (Indonesia)			200,000	212,250

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			285,000	278,907

Ireland (Republic of) unsec. bonds 5s, 2020 (Ireland)		EUR	700,000	988,528

Italy (Republic of) sr. unsec. bonds 4 3/4s, 2023 (Italy)		EUR	1,979,000	2,819,913

Italy (Republic of) unsec. bonds 4 1/2s, 2023 (Italy)		EUR	5,244,000	7,322,529

Italy (Republic of) unsec. bonds 3 3/4s, 2016 (Italy)		EUR	2,180,000	2,590,412

Japan (Government of) sr. unsec. unsub. bonds 2.3s, 2040 (Japan)		JPY	311,300,000	3,263,033

Japan (Government of) 10 yr sr. unsec. unsub. bonds 1s, 2021 (Japan)		JPY	1,377,000,000	12,443,288

Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036 (Japan)		JPY	106,000,000	1,140,446

Korea Development Bank sr. unsec. unsub. notes 4s, 2016 (South Korea)			$250,000	261,086

Mexican (Government of) unsec. bonds 8s, 2020 (Mexico)		MXN	23,397,000	1,799,293

Ontario (Province of) bonds 4s, 2021 (Canada)		CAD	1,690,000	1,543,399

Poland (Republic of) sr. unsec. bonds 5s, 2022 (Poland)			$235,000	269,686

Poland (Republic of) unsec. bonds 3 1/4s, 2019 (Poland)		PLN	6,285,000	1,810,148

Russia (Federation of) 144A sr. notes 5 5/8s, 2042 (Russia)			$600,000	484,500

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			78,600	79,386

Russia (Federation of) 144A unsec. notes 3 1/4s, 2017 (Russia)			200,000	188,000

South Africa (Republic of) sr. unsec. unsub. bonds 8s, 2018 (South Africa)		ZAR	14,180,000	1,281,581

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			$1,600,000	1,698,000

Spain (Kingdom of) sr. unsec. bonds 4.4s, 2023 (Spain)		EUR	1,830,000	2,583,882

Spain (Kingdom of) sr. unsec. unsub. bonds 5.85s, 2022 (Spain)		EUR	1,160,000	1,724,737

Sweden (Government of) bonds Ser. 1054, 3 1/2s, 2022 (Sweden)		SEK	1,500,000	222,261

Switzerland (Government of) bonds 2s, 2021 (Switzerland)		CHF	600,000	756,740

Turkey (Republic of) sr. unsec. notes 4 7/8s, 2043 (Turkey)			$1,000,000	1,046,150

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s, 2017 (Ukraine)			375,000	202,031

United Kingdom Treasury unsec. bonds 4s, 2060 (United Kingdom)		GBP	1,460,000	3,498,958

United Kingdom Treasury unsec. bonds 3 3/4s, 2019 (United Kingdom)		GBP	350,000	595,518

United Mexican States sr. unsec. unsub. notes Ser. MTN, 4 3/4s, 2044 (Mexico)			$440,000	473,574

Total foreign government and agency bonds and notes (cost $110,587,065)				$102,530,135

CORPORATE BONDS AND NOTES (29.0%)(a)
			Principal amount	Value

Basic materials (1.6%)

Albemarle Corp. sr. unsec. notes 4.15s, 2024			$65,000	$68,414

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			160,000	171,600

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)			200,000	220,190

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			420,000	480,503

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			285,000	324,220

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			4,000	4,846

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			175,000	178,871

Eastman Chemical Co. sr. unsec. unsub. notes 3.8s, 2025			305,000	320,988

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029			120,000	175,295

Georgia-Pacific, LLC 144A company guaranty sr. notes 5.4s, 2020			305,000	349,714

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)			360,000	369,777

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			465,000	454,562

International Paper Co. sr. unsec. notes 8.7s, 2038			120,000	185,170

Methanex Corp. sr. unsec. unsub. notes 4 1/4s, 2024 (Canada)			50,000	50,158

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			311,000	316,768

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021			160,000	172,247

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			99,000	122,164

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			41,000	48,773

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023			160,000	172,458

Packaging Corp. of America sr. unsec. unsub. notes 3.9s, 2022			120,000	125,233

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			105,000	112,945

Rockwood Specialties Group, Inc. company guaranty sr. unsec. notes 4 5/8s, 2020			54,000	56,160

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018			180,000	201,688

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096			140,000	198,492

Westvaco Corp. company guaranty sr. unsec. unsub. notes 8.2s, 2030			90,000	130,554

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			300,000	412,916

				5,424,706
Capital goods (0.2%)

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			105,000	105,000

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			120,000	127,800

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			253,000	368,923

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042			50,000	58,017

Waste Management, Inc. company guaranty sr. unsec. notes 7 3/4s, 2032			105,000	159,357

				819,097
Communication services (2.3%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			100,000	125,494

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2 3/8s, 2016 (Mexico)			200,000	204,055

American Tower Corp. sr. unsec. unsub. notes 3.4s, 2019(R)			125,000	128,989

CenturyLink, Inc. sr. unsec. unsub. notes Ser. G, 6 7/8s, 2028			310,000	306,900

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455s, 2022			70,000	103,789

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			75,000	106,818

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			190,000	210,501

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			115,000	169,526

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040			125,000	177,042

Orange SA sr. unsec. unsub. notes 5 3/8s, 2019 (France)			555,000	633,445

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			333,000	387,743

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			215,000	231,965

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017			350,000	371,134

SES SA 144A company guaranty sr. unsec. notes 5.3s, 2043 (France)			270,000	320,996

TCI Communications, Inc. sr. unsec. unsub. notes 7 7/8s, 2026			580,000	841,845

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)			800,000	832,000

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)			340,000	393,364

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			300,000	336,799

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2033			18,000	27,811

Verizon Communications, Inc. sr. unsec. notes 6.4s, 2038			481,000	623,902

Verizon Communications, Inc. sr. unsec. unsub. notes 5.9s, 2054			28,800	766,368

Verizon Communications, Inc. sr. unsec. unsub. notes 5.05s, 2034			315,000	352,420

				7,652,906
Consumer cyclicals (3.1%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85s, 2039			115,000	179,970

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 6.2s, 2034			475,000	635,695

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 3s, 2022			71,000	73,001

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			194,000	214,370

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044			565,000	628,897

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			162,000	232,625

D.R. Horton, Inc. company guaranty sr. unsec. notes 5 3/4s, 2023			425,000	455,813

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023			215,000	209,252

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			235,000	264,331

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047			1,110,000	1,888,174

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031			122,000	172,636

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			15,000	22,884

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			205,000	205,000

General Motors Co. sr. unsec. unsub. notes 6 1/4s, 2043			265,000	329,998

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018			171,000	173,565

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 2 3/4s, 2016			244,000	247,050

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			30,000	30,750

Grupo Televisa SAB sr. unsec. bonds 6 5/8s, 2040 (Mexico)			215,000	274,991

Grupo Televisa SAB sr. unsec. notes 6s, 2018 (Mexico)			94,000	105,753

Grupo Televisa SAB sr. unsec. unsub. notes 5s, 2045 (Mexico)			250,000	265,070

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			61,000	71,398

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			29,000	32,563

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			160,000	163,970

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019			262,000	261,673

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			145,000	163,850

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			220,000	238,150

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			527,000	703,235

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024			105,000	133,745

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			30,000	35,225

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 5/8s, 2024			896,000	942,011

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023			150,000	159,371

Owens Corning company guaranty sr. unsec. notes 9s, 2019			15,000	18,423

QVC, Inc. company guaranty sr. notes 4.85s, 2024			260,000	275,371

Tiffany & Co. 144A sr. unsec. notes 4.9s, 2044			355,000	387,962

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032			215,000	316,296

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.45s, 2023			65,000	65,406

				10,578,474
Consumer staples (1.6%)

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024			105,000	113,903

Altria Group, Inc. company guaranty sr. unsec. notes 10.2s, 2039			21,000	37,724

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			40,000	51,090

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			29,000	37,809

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			154,000	250,867

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)			230,000	255,656

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021			50,000	66,835

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			75,000	75,000

CVS Pass-Through Trust sr. notes 6.036s, 2028			61,681	73,395

CVS Pass-Through Trust 144A sr. mtge. notes 7.507s, 2032			311,797	409,989

Delhaize Group SA company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			81,000	85,975

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			85,000	119,512

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			1,030,000	1,087,256

Grupo Bimbo SAB de CV 144A sr. unsec. notes 4 7/8s, 2044 (Mexico)			500,000	529,684

Grupo Bimbo SAB de CV 144A sr. unsec. notes 3 7/8s, 2024 (Mexico)			550,000	564,423

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			589,000	716,847

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042			205,000	240,864

Walgreens Boots Alliance, Inc. company guaranty sr. unsec. unsub. notes 3.3s, 2021			635,000	658,688

				5,375,517
Energy (1.6%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			110,000	114,675

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			165,000	210,354

BG Energy Capital PLC 144A company guaranty sr. unsec. notes 4s, 2021 (United Kingdom)			200,000	211,030

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			140,000	154,985

California Resources Corp. 144A company guaranty sr. unsec. notes 5s, 2020			340,000	293,250

EQT Midstream Partners LP company guaranty sr. unsec. notes 4s, 2024			405,000	405,648

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			185,000	261,408

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			310,000	234,050

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			45,000	54,135

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			160,000	135,529

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			200,000	198,500

Petrobras Global Finance BV company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)			55,000	55,206

Petrobras Global Finance BV company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)			225,000	202,149

Petrobras Global Finance BV company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)			185,000	180,024

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			350,000	129,500

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			30,000	9,057

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			11,000	5,242

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			220,000	125,730

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			155,000	47,287

Petroleos Mexicanos 144A company guaranty sr. unsec. notes 4 1/2s, 2026 (Mexico)			55,000	54,954

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2046 (Mexico)			315,000	320,901

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040			425,000	520,672

Spectra Energy Capital, LLC company guaranty sr. unsec. notes 5.65s, 2020			20,000	22,533

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018			75,000	84,010

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			165,000	202,153

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037			10,000	8,253

Weatherford International, Ltd. of Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			365,000	396,343

Williams Cos., Inc. (The) sr. unsec. notes 4.55s, 2024			675,000	626,574

Williams Partners LP sr. unsec. notes 5.4s, 2044			45,000	45,687

Williams Partners LP sr. unsec. notes 4.3s, 2024			45,000	45,202

				5,355,041
Financials (11.8%)

Aflac, Inc. sr. unsec. notes 6.9s, 2039			295,000	420,766

Aflac, Inc. sr. unsec. notes 6.45s, 2040			108,000	149,256

Air Lease Corp. sr. unsec. unsub. notes 3 3/4s, 2022			125,000	128,100

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			414,000	567,180

Aon PLC company guaranty sr. unsec. unsub. notes 4 1/4s, 2042			545,000	567,216

ARC Properties Operating Partnership LP/Clark Acquisition, LLC company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)			465,000	452,316

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			550,000	646,684

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034			270,000	352,939

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)			485,000	517,131

Baggot Securities, Ltd. 144A jr. sub. notes 10.24s, perpetual maturity (Ireland)		EUR	710,000	843,586

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB bonds 9s, perpetual maturity (Spain)			$200,000	217,000

Banco do Brasil SA/Cayman 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			435,000	431,453

Bank of America Corp. jr. unsec. sub. FRN notes Ser. Z, 6 1/2s, perpetual maturity			460,000	481,706

Barclays PLC jr. unsec. sub. FRB bonds 6 5/8s, perpetual maturity (United Kingdom)			1,765,000	1,703,225

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB bonds 5.919s, perpetual maturity (Spain)			195,000	198,900

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018			230,000	266,366

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043			335,000	382,968

BNP Paribas SA 144A jr. unsec. sub. FRN notes 7.195s, perpetual maturity (France)			300,000	351,000

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)			210,000	232,913

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)			215,000	231,168

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			456,000	505,598

Citigroup, Inc. jr. unsec. sub. FRB bonds Ser. B, 5.9s, perpetual maturity			152,000	151,810

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019			5,000	6,302

CNA Financial Corp. unsec. notes 6 1/2s, 2016			260,000	280,794

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			320,000	381,600

Commonwealth Bank of Australia 144A sr. unsec. notes 5s, 2019 (Australia)			105,000	119,187

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 144A jr. unsec. sub. FRN notes 11s, perpetual maturity (Netherlands)			865,000	1,113,688

Credit Agricole SA 144A jr. unsec. sub. FRN notes 7 7/8s, perpetual maturity (France)			735,000	758,899

Credit Suisse Group AG 144A jr. unsec. sub. FRN notes 7 1/2s, perpetual maturity (Switzerland)			200,000	210,000

Credit Suisse Group AG 144A unsec. sub. notes 6 1/2s, 2023 (Switzerland)			340,000	379,755

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			380,000	476,628

Dresdner Funding Trust I 144A bonds 8.151s, 2031			1,000,000	1,190,000

Duke Realty LP company guaranty sr. unsec. notes 6 3/4s, 2020(R)			138,000	165,609

Duke Realty LP sr. unsec. unsub. notes 3 7/8s, 2021(R)			150,000	159,562

EPR Properties unsec. notes 5 1/4s, 2023(R)			285,000	311,181

Fifth Third Bancorp jr. unsec. sub. FRB bonds 5.1s, perpetual maturity			116,000	107,590

GE Capital Trust IV 144A unsec. sub. FRB bonds 4 5/8s, 2066		EUR	90,000	105,103

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			$830,000	1,170,341

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB bonds 6.15s, 2066			788,000	488,560

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			195,000	235,032

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			11,000	14,331

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB bonds 8 1/8s, 2038			220,000	248,600

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			300,000	358,529

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)			160,000	167,766

HSBC Bank USA, NA unsec. sub. notes 7s, 2039			250,000	381,055

HSBC Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB bonds 10.176s, perpetual maturity (Jersey)			570,000	859,275

HSBC Finance Capital Trust IX FRN notes 5.911s, 2035			200,000	202,720

HSBC Holdings PLC jr. unsec. sub. FRB bonds 6 3/8s, perpetual maturity (United Kingdom)			200,000	205,102

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			1,031,000	1,179,215

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			220,000	243,100

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			390,000	392,925

Intesa Sanpaolo SpA 144A company guaranty unsec. sub. bonds 5.017s, 2024 (Italy)			630,000	648,880

JPMorgan Chase Capital XXIII company guaranty jr. unsec. sub. FRN notes 1.232s, 2047			964,000	749,510

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			650,000	763,750

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN notes 7s, 2037			265,000	270,963

Lloyds Banking Group PLC jr. unsec. sub. FRB bonds 7 1/2s, perpetual maturity (United Kingdom)			212,000	216,770

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN notes 6.657s, perpetual maturity (United Kingdom)			530,000	577,700

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039			635,000	1,079,555

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037			220,000	279,400

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036			125,000	141,875

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			155,000	169,084

Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016			100,000	107,268

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			205,000	219,350

Nationwide Financial Services, Inc. notes 5 5/8s, 2015			35,000	35,044

Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039			45,000	75,359

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			62,000	65,798

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)			815,000	905,157

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			30,000	35,120

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			90,000	100,890

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037			445,000	478,375

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043			90,000	94,275

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044			268,000	270,680

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040			85,000	120,600

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			80,000	88,193

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			430,000	454,280

Royal Bank of Scotland PLC (The) unsec. sub. FRN notes Ser. REGS, 9 1/2s, 2022 (United Kingdom)			820,000	929,060

Santander Issuances SAU 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			600,000	626,710

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)			470,000	507,312

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			275,000	229,625

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Russia)			450,000	416,304

Shinhan Bank 144A sr. unsec. notes 4 3/8s, 2015 (South Korea)			650,000	663,875

SL Green Realty Corp./SL Green Operating Partnership /Reckson Operating Partnership sr. unsec. unsub. notes 5s, 2018(R)			270,000	292,849

Societe Generale SA 144A jr. unsec. sub. FRB bonds 7 7/8s, perpetual maturity (France)			200,000	197,000

Standard Chartered PLC unsec.sub. notes 5.7s, 2022 (United Kingdom)			330,000	367,129

Standard Chartered PLC 144A jr. sub. FRB bonds 7.014s, perpetual maturity (United Kingdom)			100,000	108,500

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB bonds 1.241s, 2037			550,000	449,625

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85s, 2039			210,000	303,489

TIERS Trust/United States 144A bonds stepped-coupon zero % (8 1/8s, 3/15/18), 2046(STP)			520,000	540,800

Travelers Property Casualty Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			170,000	238,774

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			500,000	342,140

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6, 6 1/4s, 2035 (Russia)			100,000	98,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			699,000	590,655

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			100,000	98,000

Wells Fargo Bank NA sr. unsec. sub. notes Ser. BKNT, 6.6s, 2038			930,000	1,371,590

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			405,000	462,371

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)			725,000	770,655

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037			300,000	317,250

				39,581,319
Health care (0.4%)

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			200,000	282,438

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			120,000	130,524

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. notes 5 3/4s, 2021			135,000	149,175

Medtronic PLC 144A sr. unsec. notes 4 3/8s, 2035			195,000	216,631

Medtronic PLC 144A sr. unsec. notes 3 1/2s, 2025			195,000	206,431

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			100,000	106,953

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			175,000	239,538

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020			28,000	30,890

				1,362,580
Supra-Nation (2.0%)

Asian Development Bank sr. unsec. unsub. notes Ser. MTN, 5 1/2s, 2016 (Supra-Nation)		AUD	2,150,000	1,726,637

European Investment Bank sr. unsec. unsub. bonds 5 5/8s, 2032 (Luxembourg)		GBP	1,900,000	4,353,241

European Investment Bank sr. unsec. unsub. notes Ser. EMTN, 4 1/8s, 2024 (Luxembourg)		EUR	450,000	676,230

				6,756,108
Technology (0.4%)

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024			$435,000	472,337

Apple, Inc. sr. unsec. unsub. notes 2.1s, 2019			95,000	97,838

Brocade Communications Systems, Inc. company guaranty sr. notes 6 7/8s, 2020			145,000	149,350

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			230,000	243,915

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018			100,000	115,000

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			225,000	225,000

				1,303,440
Transportation (0.4%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			295,000	372,727

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			10,000	13,115

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018			37,009	39,045

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017			76,358	79,795

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			95,967	111,681

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 2.35s, 2020			39,000	38,247

Kansas City Southern Railway Co. (The) company guaranty sr. unsec. notes 4.3s, 2043			76,000	83,792

Norfolk Southern Corp. sr. unsec. notes 6s, 2111			140,000	196,383

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022			165,158	189,932

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026			165,000	169,950

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			31,711	34,169

				1,328,836
Utilities and power (3.6%)

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			65,000	76,887

Beaver Valley Funding Corp. sr. bonds 9s, 2017			20,000	21,600

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019			405,000	514,432

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			65,000	72,490

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041			165,000	191,607

EDP Finance BV 144A sr. unsec. notes 5 1/4s, 2021 (Netherlands)			360,000	383,819

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)			335,000	363,582

El Paso Natural Gas Co., LLC sr. unsec. unsub. bonds 8 3/8s, 2032			105,000	138,533

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020			95,000	109,264

Electricite de France (EDF) 144A jr. unsec. sub. FRN notes 5 5/8s, perpetual maturity (France)			375,000	403,163

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			465,000	679,390

Electricite de France (EDF) 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			1,114,000	1,169,700

Enel Finance International SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Netherlands)			175,000	196,662

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			515,000	616,099

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			210,000	230,884

Ente Nazionale Idrocarburi (ENI) SpA 144A sr. unsec. notes 4.15s, 2020 (Italy)			605,000	645,494

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			125,000	137,934

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45s, 2044			830,000	964,619

Fortum OYJ sr. unsec. notes Ser. 14, Class EMTN, 4 1/2s, 2016 (Finland)		EUR	255,000	304,821

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)			$155,000	205,084

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			125,000	141,325

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 5.4s, 2044			312,000	332,227

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 3 1/2s, 2021			40,000	40,448

Korea Gas Corp. 144A sr. unsec. unsub. notes 6 1/4s, 2042 (South Korea)			370,000	544,330

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)			195,000	229,024

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			270,000	299,708

PPL WEM Holdings, Ltd. 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)			640,000	738,844

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067			240,000	243,900

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017			20,000	22,268

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019			530,000	677,113

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)			340,000	328,100

West Penn Power Co. 144A sr. bonds 5.95s, 2017			170,000	189,743

Westar Energy, Inc. sr. mtge. bonds 8 5/8s, 2018			145,000	182,095

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042			35,000	39,900

Wisconsin Energy Corp. jr. unsec. sub. FRN notes 6 1/4s, 2067			830,000	834,133

				12,269,222

Total corporate bonds and notes (cost $91,506,872)				$97,807,246

MORTGAGE-BACKED SECURITIES (24.1%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (7.0%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.934s, 2032			$71,299	$103,953
IFB Ser. 3408, Class EK, 25.123s, 2037			23,987	39,089
IFB Ser. 3072, Class SM, 23.186s, 2035			72,529	113,560
IFB Ser. 3072, Class SB, 23.039s, 2035			65,128	101,592
IFB Ser. 3249, Class PS, 21.726s, 2036			49,421	75,864
IFB Ser. 3065, Class DC, 19.361s, 2035			81,116	121,761
IFB Ser. 2990, Class LB, 16.52s, 2034			71,583	97,058
IFB Ser. 4218, Class SB, IO, 6.034s, 2041			2,045,308	371,878
IFB Ser. 4143, Class DS, IO, 5.954s, 2042			2,184,617	567,000
IFB Ser. 338, Class S2, IO, 5.884s, 2044			1,397,022	381,750
IFB Ser. 4240, Class SA, IO, 5.834s, 2043			3,090,903	703,273
IFB Ser. 271, Class S5, IO, 5.834s, 2042			4,027,590	1,005,689
IFB Ser. 326, Class S2, IO, 5.784s, 2044			4,647,997	1,212,388
IFB Ser. 327, Class S8, IO, 5.754s, 2044			672,076	168,086
IFB Ser. 314, Class AS, IO, 5.724s, 2043			1,595,790	409,413
Ser. 3707, Class PI, IO, 4 1/2s, 2025			416,739	37,702
Ser. 4193, Class PI, IO, 4s, 2043			2,224,761	334,556
Ser. 304, Class C53, IO, 4s, 2032			4,394,616	701,073
Ser. 4369, Class IA, IO, 3 1/2s, 2044			2,739,901	442,879
Ser. 4141, Class PI, IO, 3s, 2042			3,711,715	453,275
Ser. 4165, Class TI, IO, 3s, 2042			9,867,023	1,173,189
Ser. 13-4206, Class IP, IO, 3s, 2041			3,253,648	389,397
Ser. 13-4176, Class IA, IO, 2 1/2s, 2028			4,598,743	487,973
Ser. 3300, PO, zero %, 2037			6,986	6,251
Ser. 3326, Class WF, zero %, 2035(F)			2,592	2,177

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.95s, 2036			59,357	95,043
IFB Ser. 07-53, Class SP, 23.583s, 2037			61,770	98,510
IFB Ser. 05-75, Class GS, 19.745s, 2035			53,342	75,467
IFB Ser. 10-46, Class SB, IO, 6.282s, 2040			858,770	131,770
IFB Ser. 13-128, Class SA, IO, 5.832s, 2043			3,284,702	819,730
Ser. 13-98, Class SA, IO, 5.782s, 2043			1,879,827	500,974
IFB Ser. 13-102, Class SH, IO, 5.732s, 2043			1,943,262	513,759
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			876,862	107,354
Ser. 418, Class C24, IO, 4s, 2043			2,318,130	369,018
Ser. 409, Class C16, IO, 4s, 2040			1,114,168	161,279
Ser. 418, Class C15, IO, 3 1/2s, 2043			2,468,310	408,100
Ser. 12-124, Class JI, 3 1/2s, 2042			2,460,860	364,429
Ser. 13-55, Class IK, IO, 3s, 2043			2,135,838	262,815
Ser. 13-35, Class IP, IO, 3s, 2042			5,453,205	566,196
Ser. 13-55, Class PI, IO, 3s, 2042			5,467,609	577,161
Ser. 13-23, Class PI, IO, 3s, 2041			7,047,376	648,218
Ser. 14-28, Class AI, IO, 3s, 2040			3,929,427	439,298
Ser. 13-55, Class MI, IO, 3s, 2032			3,229,707	385,918
Ser. 03-W10, Class 1, IO, 1.007s, 2043			524,149	13,017
Ser. 07-64, Class LO, PO, zero %, 2037			11,989	11,303

Government National Mortgage Association
IFB Ser. 12-26, Class SP, IO, 6.482s, 2042			2,029,208	452,310
IFB Ser. 11-11, Class PS, IO, 6.432s, 2040			1,264,078	150,694
IFB Ser. 10-171, Class SB, IO, 6.282s, 2040			2,781,153	423,570
IFB Ser. 14-122, Class QS, IO, 6.032s, 2044			1,518,445	300,166
IFB Ser. 13-129, Class CS, IO, 5.982s, 2042			2,165,818	319,177
IFB Ser. 14-90, Class HS, IO, 5.932s, 2044			1,826,264	461,588
Ser. 10-35, Class UI, IO, 5s, 2040			1,018,000	210,727
Ser. 10-9, Class UI, IO, 5s, 2040			1,235,722	243,960
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			1,391,153	215,921
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			1,734,072	208,470
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			2,894,329	439,417
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			5,201,870	899,713
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			2,296,553	162,784
Ser. 13-24, Class PI, IO, 4s, 2042			1,040,010	160,151
Ser. 13-49, Class OI, IO, 3 1/2s, 2043			2,885,551	478,482
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			2,021,595	235,314
Ser. 14-102, Class IG, IO, 3 1/2s, 2041			2,913,510	404,628
Ser. 13-90, Class HI, IO, 3 1/2s, 2040			2,550,097	162,467
Ser. 13-53, Class PI, IO, 3s, 2041			5,162,874	501,109
Ser. 14-115, Class QI, IO, 3s, 2029			4,839,591	484,879
Ser. 14-44, Class IC, IO, 3s, 2028			6,468,797	652,220

				23,617,932
Commercial mortgage-backed securities (12.7%)

Banc of America Commercial Mortgage Trust
Ser. 07-2, Class A2, 5.634s, 2049			51,545	51,597
Ser. 06-5, Class A2, 5.317s, 2047			620,642	620,360

Banc of America Commercial Mortgage Trust 144A Ser. 07-5, Class XW, IO, 0.369s, 2051			6,116,892	51,945

Banc of America Merrill Lynch Commercial Mortgage, Inc. Ser. 05-4, Class B, 5.118s, 2045			423,000	427,230

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A Ser. 04-4, Class XC, IO, 0.207s, 2042			195,848	508

Bayview Commercial Asset Trust 144A
Ser. 06-CD1A, IO, zero %, 2023		CAD	2,312,209	—
Ser. 07-CD1A, IO, zero %, 2021		CAD	1,247,356	—

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.435s, 2039			$959,000	960,496
FRB Ser. 06-PW11, Class C, 5.435s, 2039			403,000	401,807
Ser. 06-PW14, Class X1, IO, 0.639s, 2038			5,230,702	74,119

CD Mortgage Trust 144A Ser. 07-CD5, Class XS, IO, 0.171s, 2044			3,969,899	17,003

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.568s, 2047			329,000	352,681
FRB Ser. 11-C1, Class E, 5.537s, 2044			363,000	391,448

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.538s, 2049			37,199,115	401,378

COMM Mortgage Pass-Through Certificates

Ser. 12-CR3, Class XA, IO, 2.17s, 2045			549,892	61,148
Ser. 14-UBS6, Class XA, IO, 1.088s, 2047			10,576,582	755,618

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			841,000	891,250
FRB Ser. 05-LP5, Class D, 5.074s, 2043			802,000	808,586
FRB Ser. 14-CR18, Class C, 4.74s, 2047			1,199,000	1,269,997
Ser. 12-CR1, Class XA, IO, 2.114s, 2045			5,442,699	566,944
Ser. 13-CR13, Class XA, IO, 1.012s, 2023			9,395,098	537,775

COMM Mortgage Trust 144A
Ser. 13-LC13, Class E, 3.719s, 2046			489,000	375,012
FRB Ser. 07-C9, Class AJFL, 0.856s, 2049			1,722,000	1,665,467

Credit Suisse Commercial Mortgage Trust 144A
Ser. 06-C4, Class AX, IO, 0.579s, 2039			7,720,427	60,698
Ser. 07-C2, Class AX, IO, 0.078s, 2049			8,446,208	26,194

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			146,111	158,165
Ser. 03-C3, Class AX, IO, 1.829s, 2038			93,523	11

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			337,865	339,897

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.419s, 2044			195,000	210,927

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class B, 4.846s, 2048			569,000	568,761

GE Commercial Mortgage Corp Trust 144A Ser. 07-C1, Class XC, IO, 0.224s, 2049			29,809,445	113,306

GS Mortgage Securities Corp. II
Ser. 05-GG4, Class AJ, 4.782s, 2039(F)			1,000,000	1,008,303
Ser. 13-GC10, Class XA, IO, 1.73s, 2046			7,807,114	761,272

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.414s, 2046			983,000	975,952
FRB Ser. 13-GC10, Class E, 4.414s, 2046			650,000	577,064

GS Mortgage Securities Trust 144A FRB Ser. 12-GC6, Class D, 5.637s, 2045			659,000	692,253

JP Morgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 12-C6, Class E, 5.207s, 2045			1,977,000	2,072,803
FRB Ser. 12-LC9, Class D, 4.422s, 2047			474,000	493,608

JPMBB Commercial Mortgage Securities Trust Ser. 13-C12, Class XA, IO, 0.894s, 2045			39,947,345	1,613,929

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.074s, 2051			601,000	635,419
FRB Ser. 07-LD12, Class A3, 5.94s, 2051			67,819	67,938
FRB Ser. 06-LDP7, Class B, 5 7/8s, 2045			914,000	621,392
Ser. 06-LDP8, Class AJ, 5.48s, 2045			1,806,000	1,867,241
FRB Ser. 05-LDP2, Class B, 4.882s, 2042			406,000	405,562
FRB Ser. 13-C10, Class C, 4.159s, 2047			758,000	794,208
Ser. 13-C16, Class XA, IO, 1.361s, 2046			13,843,335	926,341
Ser. 06-LDP8, Class X, IO, 0.534s, 2045			1,900,699	13,303
Ser. 06-CB17, Class X, IO, 0.478s, 2043			20,685,522	157,541
Ser. 07-LDPX, Class X, IO, 0.283s, 2049			14,066,792	166,058

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.174s, 2051			569,000	579,498
FRB Ser. 07-CB20, Class C, 6.174s, 2051			401,000	383,412
FRB Ser. 12-C8, Class D, 4.666s, 2045			1,932,000	2,045,100
Ser. 07-CB20, Class X1, IO, 0.313s, 2051			6,616,407	50,827

LB Commercial Mortgage Trust 144A Ser. 98-C4, Class J, 5.6s, 2035			119,000	124,795

LB-UBS Commercial Mortgage Trust
Ser. 05-C7, Class C, 5.35s, 2040			763,000	763,877
Ser. 06-C7, Class A2, 5.3s, 2038			515,283	517,499
Ser. 04-C6, Class E, 5.177s, 2036			60,979	60,929
Ser. 04-C8, Class D, 4.946s, 2039			131,438	131,337
Ser. 05-C1, Class D, 4.856s, 2040			518,000	517,606
Ser. 07-C2, Class XW, IO, 0.539s, 2040			797,332	9,349

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C6, Class XCL, IO, 0.674s, 2039			24,811,205	250,295
Ser. 06-C7, Class XCL, IO, 0.659s, 2038			2,427,220	24,656
Ser. 06-C7, Class XW, IO, 0.659s, 2038			1,324,007	13,449
Ser. 07-C2, Class XCL, IO, 0.539s, 2040			5,110,248	59,918
Ser. 05-C2, Class XCL, IO, 0.365s, 2040			1,557,284	614

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3, 5.837s, 2050			154,828	155,169

Mezz Cap Commercial Mortgage Trust 144A Ser. 07-C5, Class X, IO, 5.928s, 2049			94,346	5,019

Morgan Stanley Capital I Trust
Ser. 07-IQ14, Class A2, 5.61s, 2049			100,072	100,811
FRB Ser. 07-HQ12, Class A2, 5.607s, 2049			48,123	48,196
FRB Ser. 07-HQ12, Class A2FX, 5.607s, 2049			327,841	327,277
Ser. 07-HQ11, Class C, 5.558s, 2044			477,000	472,158

Morgan Stanley Capital I Trust 144A FRB Ser. 05-HQ5, Class X1, IO, 0.135s, 2042			8,604,078	2,581

Morgan Stanley Capital I, Inc. 144A FRB Ser. 04-RR, Class F7, 6s, 2039			233,905	221,845

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			618,910	621,714

UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C4, Class XA, IO, 1.849s, 2045			6,332,562	646,377

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C25, Class AJ, 5.712s, 2043			294,000	303,173
Ser. 06-C24, Class AJ, 5.658s, 2045			326,000	332,553
Ser. 07-C34, IO, 0.309s, 2046			1,810,438	14,719

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C17, Class F, 5.455s, 2042			510,000	509,006
FRB Ser. 05-C16, Class G, 5.209s, 2041			770,000	779,045

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646s, 2047			1,380,000	1,482,810
Ser. 13-C14, Class XA, IO, 0.915s, 2046			10,778,550	578,377

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.466s, 2044			2,706,000	2,953,788
FRB Ser. 11-C4, Class E, 5.245s, 2044			527,000	564,973
FRB Ser. 12-C10, Class D, 4.458s, 2045			461,000	459,271
Ser. 12-C10, Class XA, IO, 1.792s, 2045			7,600,468	751,686
Ser. 13-C12, Class XA, IO, 1.494s, 2048			1,743,406	140,456

				43,014,680
Residential mortgage-backed securities (non-agency) (4.4%)

BCAP, LLC FRB Ser. 13-RR1, Class 9A4, 6.546s, 2036			550,000	556,325

BCAP, LLC Trust FRB Ser. 12-RR10, Class 9A2, 2.664s, 2035			280,000	261,128

BCAP, LLC Trust 144A FRB Ser. 14-RR1, Class 2A2, 2.354s, 2036			1,000,000	840,000

Bear Stearns Alt-A Trust FRB Ser. 05-7, Class 22A1, 2.644s, 2035			579,250	495,259

Bear Stearns Asset Backed Securities I Trust FRB Ser. 04-FR3, Class M6, 5.045s, 2034			12,196	6,204

Countrywide Alternative Loan Trust FRB Ser. 06-OA3, Class 1A1, 0.368s, 2036			861,825	706,697

Credit Suisse Mortgage Trust 144A FRB Ser. 13-5R, Class 1A6, 0.42s, 2036			850,000	698,105

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.07s, 2043 (United Kingdom)		GBP	121,603	188,690
FRB Ser. 03-2, Class 2C1, 2.852s, 2043 (United Kingdom)		EUR	327,000	383,367

Nomura Resecuritization Trust 144A FRB Ser. 14-3R, Class 3A9, 0.688s, 2035			$1,539,000	1,328,311

RBSSP Resecuritization Trust 144A FRB Ser. 10-1, Class 3A2, 5.215s, 2035			640,000	624,192

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 06-AR1, Class 2A1B, 1.184s, 2046			604,966	541,445
FRB Ser. 06-AR4, Class 1A1B, 1.053s, 2046			1,381,147	1,194,692
FRB Ser. 05-AR19, Class A1C3, 0.668s, 2045			1,723,096	1,520,632
FRB Ser. 05-AR13, Class A1C3, 0.658s, 2045			3,228,544	2,841,119
FRB Ser. 05-AR9, Class A1C3, 0.648s, 2045			1,190,363	1,095,134
FRB Ser. 05-AR2, Class 2A1B, 0.538s, 2045			897,832	814,782

Wells Fargo Mortgage Loan Trust FRB Ser. 12-RR2, Class 1A2, 0.336s, 2047			850,000	629,000

				14,725,082

Total mortgage-backed securities (cost $79,280,271)				$81,357,694

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (21.7%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.6%)

Government National Mortgage Association Pass-Through Certificates
4 1/2s, TBA, March 1, 2045			$3,000,000	$3,252,656
4 1/2s, TBA, February 1, 2045			3,000,000	3,256,406
4s, March 20, 2044			97,152	105,888
3s, TBA, March 1, 2045			2,000,000	2,070,312

				8,685,262
U.S. Government Agency Mortgage Obligations (19.1%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6s, with due dates from July 1, 2021 to September 1, 2021			13,767	15,070
5 1/2s, June 1, 2035			16,032	18,041
5 1/2s, April 1, 2020			5,977	6,481
4 1/2s, May 1, 2044			574,676	646,526
4s, June 1, 2043			172,827	188,813
3 1/2s, with due dates from August 1, 2043 to February 1, 2044			2,704,581	2,881,902
3s, March 1, 2043			863,998	893,630

Federal National Mortgage Association Pass-Through Certificates
7s, with due dates from March 1, 2033 to April 1, 2035			94,457	111,986
6 1/2s, with due dates from September 1, 2036 to November 1, 2037			33,894	38,852
6s, July 1, 2037			1,700	1,940
6s, with due dates from May 1, 2021 to October 1, 2021			51,460	56,402
5 1/2s, with due dates from February 1, 2018 to March 1, 2021			35,804	38,687
5 1/2s, TBA, March 1, 2045			1,000,000	1,117,188
5 1/2s, TBA, February 1, 2045			1,000,000	1,118,359
5s, May 1, 2037			77,846	86,133
5s, with due dates from May 1, 2020 to March 1, 2021			6,169	6,643
4 1/2s, May 1, 2041			870,819	948,580
4 1/2s, TBA, March 1, 2045			4,000,000	4,335,781
4 1/2s, TBA, February 1, 2045			2,000,000	2,170,312
4s, with due dates from July 1, 2043 to June 1, 2044			1,881,271	2,040,077
4s, with due dates from May 1, 2019 to September 1, 2020			63,565	67,341
4s, TBA, March 1, 2045			1,000,000	1,068,789
4s, TBA, February 1, 2045			1,000,000	1,070,859
3 1/2s, July 1, 2043			911,127	967,930
3 1/2s, TBA, March 1, 2045			6,000,000	6,323,672
3 1/2s, TBA, February 1, 2045			4,000,000	4,225,625
3s, February 1, 2043			897,813	929,798
3s, TBA, March 1, 2045			16,000,000	16,503,875
3s, TBA, February 1, 2045			16,000,000	16,543,750

				64,423,042

Total U.S. government and agency mortgage obligations (cost $72,314,238)				$73,108,304

U.S. TREASURY OBLIGATIONS (0.3%)(a)
			Principal amount	Value

U.S. Treasury Notes
1.750%, September 30, 2019(i)			$122,000	$125,998
1.500%, October 31, 2019(i)			232,000	236,453
1.000%, May 31, 2018(i)			204,000	205,034
0.875%, October 15, 2017(i)			143,000	144,006
0.875%, September 15, 2016(i)			234,000	236,703

Total U.S. treasury obligations (cost $948,194)				$948,194

ASSET-BACKED SECURITIES (2.3%)(a)
			Principal amount	Value

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A, 1.055s, 2016			$7,687,000	$7,687,000

Total asset-backed securities (cost $7,687,000)				$7,687,000

PURCHASED SWAP OPTIONS OUTSTANDING (0.6%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(2.354)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.354		$10,426,000	$10

(2.254)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.254		10,426,000	104

(2.1575)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.1575		10,426,000	3,128

(2.0875)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.0875		5,213,000	71,314

(2.0575)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.0575		10,426,000	9,696

Barclays Bank PLC

(2.31)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.31		10,426,000	31

(2.21)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.21		10,426,000	104

Citibank, N.A.

(2.345)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.345		5,213,000	5

(2.319)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.319		5,213,000	10

(2.245)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.245		5,213,000	52

2.20/3 month USD-LIBOR-BBA/May-25	May-15/2.20		10,344,800	372,620

(2.219)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.219		5,213,000	52

Credit Suisse International

(2.60)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.60		17,853,600	18

2.25/3 month USD-LIBOR-BBA/May-25	May-15/2.25		17,638,600	701,841

(2.2175)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.2175		15,639,000	1,720

(2.1175)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.1175		15,639,000	5,943

2.09125/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.09125		10,421,000	290,329

2.09/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.09		10,421,000	289,391

Goldman Sachs International

(3.04)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/3.04		3,752,875	4

(2.94)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.94		3,752,875	4

(2.89)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.89		3,752,875	38

2.34/3 month USD-LIBOR-BBA/Mar-45	Mar-15/2.34		3,752,875	188,882

(2.32)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.32		10,426,000	104

(2.22)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.22		10,426,000	104

Total purchased swap options outstanding (cost $1,666,234)				$1,935,504

MUNICIPAL BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34			$100,000	$153,363

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49			95,000	146,501

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40			115,000	147,203

Total municipal bonds and notes (cost $310,653)				$447,067

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/$103.07		$10,000,000	$100,400

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/102.78		10,000,000	86,200

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/100.37		10,000,000	10

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/99.41		1,000,000	1

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/99.22		1,000,000	1

Total purchased options outstanding (cost $488,906)				$186,612

SHORT-TERM INVESTMENTS (9.3%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.07%(AFF)		Shares	3,318,955	$3,318,955

Putnam Short Term Investment Fund 0.10%(AFF)		Shares	16,987,715	16,987,715

SSgA Prime Money Market Fund Class N 0.01%(P)		Shares	2,916,000	2,916,000

U.S. Treasury Bills with an effective yield of 0.10%, July 23, 2015(SEGCCS)			$2,337,000	2,336,361

U.S. Treasury Bills with an effective yield of 0.04%, April 2, 2015(SEGCCS)			708,000	707,992

U.S. Treasury Bills with an effective yield of 0.03%, April 9, 2015(SEGSF)(SEGCCS)			1,100,000	1,099,990

U.S. Treasury Bills with an effective yield of 0.01%, February 12, 2015(SEGCCS)			109,000	109,000

U.S. Treasury Bills with effective yields ranging from less than 0.01% to 0.01%, February 5, 2015(SEG)(SEGSF)(SEGCCS)			3,766,000	3,765,997

Total short-term investments (cost $31,241,405)				$31,242,010

TOTAL INVESTMENTS

Total investments (cost $396,030,838)(b)				$397,249,766

FORWARD CURRENCY CONTRACTS at 1/31/15 (aggregate face value $188,398,988) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	4/15/15	$783,028	$802,070	$19,042
	British Pound	Buy	3/18/15	850,005	854,357	(4,352)
	Canadian Dollar	Sell	4/15/15	1,204,607	1,275,977	71,370
	Chinese Yuan (Offshore)	Sell	2/13/15	851,633	843,862	(7,771)
	Euro	Sell	3/18/15	1,666,134	1,915,096	248,962
	Japanese Yen	Buy	2/13/15	405,024	418,179	(13,155)
	Norwegian Krone	Sell	3/18/15	826,879	821,620	(5,259)
	South Korean Won	Buy	2/13/15	661,341	636,817	24,524
Barclays Bank PLC
	Australian Dollar	Sell	4/15/15	344,396	352,898	8,502
	Canadian Dollar	Sell	4/15/15	3,453,427	3,708,095	254,668
	Chinese Yuan (Offshore)	Buy	2/13/15	879,063	910,652	(31,589)
	Czech Koruna	Buy	3/18/15	63,120	70,120	(7,000)
	Euro	Sell	3/18/15	673,846	698,744	24,898
	Japanese Yen	Buy	2/13/15	3,003,661	3,115,707	(112,046)
	Mexican Peso	Buy	4/15/15	819,076	830,869	(11,793)
	New Zealand Dollar	Buy	4/15/15	110,187	89,279	20,908
	Singapore Dollar	Sell	2/13/15	418,582	436,988	18,406
	South African Rand	Sell	4/15/15	1,121,830	1,109,225	(12,605)
	South Korean Won	Sell	2/13/15	1,378,872	1,374,546	(4,326)
	Swiss Franc	Buy	3/18/15	819,710	860,863	(41,153)
	Thai Baht	Sell	2/13/15	209,863	207,908	(1,955)
Citibank, N.A.
	Australian Dollar	Sell	4/15/15	895,166	926,332	31,166
	Brazilian Real	Sell	4/2/15	99,467	99,432	(35)
	British Pound	Buy	3/18/15	323,439	337,939	(14,500)
	Canadian Dollar	Sell	4/15/15	404,916	401,746	(3,170)
	Danish Krone	Buy	3/18/15	127,232	140,484	(13,252)
	Euro	Sell	3/18/15	11,010,908	12,015,826	1,004,918
	Japanese Yen	Sell	2/13/15	476,047	345,847	(130,200)
	Mexican Peso	Buy	4/15/15	254,231	235,339	18,892
	New Zealand Dollar	Buy	4/15/15	286,198	276,644	9,554
	Norwegian Krone	Sell	3/18/15	686,597	765,776	79,179
	Philippine Peso	Buy	5/20/15	419,831	421,355	(1,524)
	Swiss Franc	Sell	3/18/15	933,990	885,332	(48,658)
	Thai Baht	Buy	2/13/15	350,134	349,379	755
Credit Suisse International
	Australian Dollar	Sell	4/15/15	397,481	411,441	13,960
	British Pound	Sell	3/18/15	4,283,605	4,458,212	174,607
	Canadian Dollar	Buy	4/15/15	79,254	117,523	(38,269)
	Euro	Sell	3/18/15	3,743,290	4,290,105	546,815
	Indian Rupee	Buy	2/13/15	1,735,452	1,729,370	6,082
	Japanese Yen	Sell	2/13/15	2,156,589	2,221,221	64,632
	New Zealand Dollar	Buy	4/15/15	436,485	460,572	(24,087)
	Norwegian Krone	Sell	3/18/15	574,006	666,056	92,050
	Singapore Dollar	Buy	2/13/15	368,994	387,142	(18,148)
	Singapore Dollar	Sell	2/13/15	368,994	383,366	14,372
	South Korean Won	Buy	2/13/15	769,858	841,412	(71,554)
	Swedish Krona	Buy	3/18/15	410,966	446,485	(35,519)
	Swedish Krona	Sell	3/18/15	416,407	416,501	94
	Swiss Franc	Sell	3/18/15	1,247,466	1,097,509	(149,957)
Deutsche Bank AG
	Australian Dollar	Sell	4/15/15	1,195,543	1,237,338	41,795
	British Pound	Buy	3/18/15	1,301,585	1,337,608	(36,023)
	Canadian Dollar	Sell	4/15/15	789,076	832,706	43,630
	Euro	Sell	3/18/15	7,768,736	8,528,629	759,893
	Japanese Yen	Sell	2/13/15	2,929,003	3,057,996	128,993
	New Zealand Dollar	Buy	4/15/15	1,233,372	1,271,261	(37,889)
	Norwegian Krone	Buy	3/18/15	849,839	859,004	(9,165)
	Norwegian Krone	Sell	3/18/15	777,998	866,408	88,410
	Polish Zloty	Sell	3/18/15	960,104	1,078,249	118,145
	Swedish Krona	Buy	3/18/15	413,263	432,490	(19,227)
	Turkish Lira	Buy	3/18/15	774,940	860,815	(85,875)
Goldman Sachs International
	Australian Dollar	Sell	4/15/15	1,324,421	1,370,943	46,522
	British Pound	Buy	3/18/15	1,273,126	1,320,613	(47,487)
	Canadian Dollar	Sell	4/15/15	935,318	967,177	31,859
	Euro	Sell	3/18/15	8,117,019	9,027,052	910,033
	Japanese Yen	Sell	2/13/15	3,459,522	3,515,962	56,440
	New Zealand Dollar	Buy	4/15/15	658,304	695,160	(36,856)
	Norwegian Krone	Sell	3/18/15	323,370	326,551	3,181
	Swedish Krona	Sell	3/18/15	94,825	92,884	(1,941)
HSBC Bank USA, National Association
	British Pound	Sell	3/18/15	3,591,253	3,755,344	164,091
	Canadian Dollar	Sell	4/15/15	3,295,471	3,506,276	210,805
	Chinese Yuan (Offshore)	Buy	2/13/15	864,760	882,683	(17,923)
	Euro	Sell	3/18/15	8,883,335	9,704,808	821,473
	Japanese Yen	Buy	2/13/15	749,917	777,354	(27,437)
	New Zealand Dollar	Buy	4/15/15	415,676	438,577	(22,901)
	Swedish Krona	Buy	3/18/15	365,844	412,880	(47,036)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	4/15/15	423,598	428,421	4,823
	British Pound	Buy	3/18/15	408,665	423,668	(15,003)
	Canadian Dollar	Sell	4/15/15	1,314,446	1,372,395	57,949
	Euro	Buy	3/18/15	2,899,767	3,114,904	(215,137)
	Indian Rupee	Buy	2/13/15	831,480	811,890	19,590
	Japanese Yen	Buy	2/13/15	172,162	146,944	25,218
	Malaysian Ringgit	Sell	2/13/15	649,905	702,430	52,525
	Mexican Peso	Sell	4/15/15	159,896	162,942	3,046
	New Taiwan Dollar	Sell	2/13/15	44,638	69,390	24,752
	New Zealand Dollar	Buy	4/15/15	95,736	102,620	(6,884)
	Norwegian Krone	Sell	3/18/15	758,256	881,966	123,710
	Philippine Peso	Buy	5/20/15	419,828	421,448	(1,620)
	Russian Ruble	Buy	3/18/15	65,291	82,192	(16,901)
	Singapore Dollar	Sell	2/13/15	852,388	883,865	31,477
	South Korean Won	Sell	2/13/15	191,416	208,164	16,748
	Swedish Krona	Sell	3/18/15	1,473,762	1,587,725	113,963
	Swiss Franc	Sell	3/18/15	1,397,328	1,256,284	(141,044)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	4/15/15	290,225	267,685	(22,540)
	British Pound	Sell	3/18/15	4,320,195	4,514,170	193,975
	Canadian Dollar	Sell	4/15/15	12,108	13,049	941
	Euro	Sell	3/18/15	11,881,901	13,134,618	1,252,717
	New Zealand Dollar	Buy	4/15/15	808,303	852,103	(43,800)
	Norwegian Krone	Sell	3/18/15	343,434	390,403	46,969
	Singapore Dollar	Sell	2/13/15	1,159,600	1,185,533	25,933
	Swedish Krona	Sell	3/18/15	427,832	421,589	(6,243)
State Street Bank and Trust Co.
	Australian Dollar	Sell	4/15/15	614,240	626,454	12,214
	Brazilian Real	Sell	4/2/15	142,546	142,392	(154)
	British Pound	Buy	3/18/15	7,449,781	7,722,676	(272,895)
	Canadian Dollar	Sell	4/15/15	723,425	737,416	13,991
	Chinese Yuan (Offshore)	Sell	2/13/15	837,315	837,527	212
	Euro	Sell	3/18/15	1,748,542	1,812,593	64,051
	Hungarian Forint	Sell	3/18/15	845,011	853,690	8,679
	Israeli Shekel	Sell	4/15/15	857,267	852,550	(4,717)
	Japanese Yen	Sell	2/13/15	192,361	123,514	(68,847)
	Malaysian Ringgit	Sell	2/13/15	850,262	886,378	36,116
	New Taiwan Dollar	Buy	2/13/15	44,743	46,301	(1,558)
	New Zealand Dollar	Buy	4/15/15	193,567	184,472	9,095
	Norwegian Krone	Sell	3/18/15	397,008	434,885	37,877
	Singapore Dollar	Sell	2/13/15	842,855	843,384	529
	Swedish Krona	Buy	3/18/15	701,655	832,700	(131,045)
	Swiss Franc	Sell	3/18/15	692,552	606,147	(86,405)
	Turkish Lira	Buy	3/18/15	1,935,386	2,071,157	(135,771)
UBS AG
	British Pound	Buy	3/18/15	512,713	538,896	(26,183)
	Canadian Dollar	Sell	4/15/15	356,248	384,791	28,543
	Euro	Buy	3/18/15	1,349,277	1,516,879	(167,602)
	Hungarian Forint	Buy	3/18/15	805,785	895,049	(89,264)
	Hungarian Forint	Sell	3/18/15	805,785	901,562	95,777
	Japanese Yen	Sell	2/13/15	973,092	987,464	14,372
	New Zealand Dollar	Buy	4/15/15	1,213,502	1,259,180	(45,678)
WestPac Banking Corp.
	British Pound	Buy	3/18/15	1,848,329	1,931,236	(82,907)
	Canadian Dollar	Buy	4/15/15	18,634	9,325	9,309
	Euro	Buy	3/18/15	816,732	903,292	(86,560)
	Japanese Yen	Buy	2/13/15	5,050,413	5,214,012	(163,599)
	Japanese Yen	Sell	2/13/15	5,062,737	5,044,232	(18,505)
	New Zealand Dollar	Buy	4/15/15	1,201,725	1,267,949	(66,224)
	South Korean Won	Buy	2/13/15	889,588	875,501	14,087

Total						$5,404,091

FUTURES CONTRACTS OUTSTANDING at 1/31/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	15	$1,538,919	Mar-15	$59,992
Canadian Government Bond 10 yr (Long)	32	3,668,655	Mar-15	212,412
Euro-Bobl 5 yr (Short)	60	8,874,340	Mar-15	(74,736)
Euro-Bund 10 yr (Long)	31	5,583,430	Mar-15	109,518
Euro-Bund 10 yr (Short)	43	7,744,758	Mar-15	(316,442)
Euro-Buxl 30 yr (Short)	11	2,093,211	Mar-15	(255,095)
Euro-Schatz 2 yr (Long)	53	6,661,563	Mar-15	19,015
Japanese Government Bond 10 yr (Long)	24	30,274,376	Mar-15	164,602
Japanese Government Bond 10 yr Mini (Long)	24	3,028,051	Mar-15	20,969
Japanese Government Bond 10 yr (Short)	11	13,875,756	Mar-15	(94,652)
U.K. Gilt 10 yr (Long)	51	9,515,229	Mar-15	551,177
U.S. Treasury Bond 30 yr (Short)	78	11,799,938	Mar-15	(151,211)
U.S. Treasury Bond Ultra 30 yr (Long)	57	10,199,438	Mar-15	1,210,251
U.S. Treasury Note 10 yr (Long)	213	27,876,375	Mar-15	529,236
U.S. Treasury Note 10 yr (Short)	118	15,443,250	Mar-15	(575,443)
U.S. Treasury Note 2 yr (Long)	45	9,889,453	Mar-15	39,290
U.S. Treasury Note 5 yr (Long)	63	7,644,656	Mar-15	35,318

Total				$1,484,201

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/15 (premiums $1,984,998) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.154/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.154	$10,426,000	$730
1.9575/3 month USD-LIBOR-BBA/Feb-25	Feb-15/1.9575	10,426,000	25,648
1.66/3 month USD-LIBOR-BBA/Jul-20	Jul-15/1.66	10,426,000	81,948
Barclays Bank PLC

2.11/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.11	10,426,000	938
Citibank, N.A.

2.145/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.145	5,213,000	261
2.119/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.119	5,213,000	417
Credit Suisse International

2.0175/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.0175	15,639,000	18,610
(1.94125)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.94125	10,421,000	193,726
(1.94)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.94	10,421,000	192,997
(1.80125)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.80125	10,421,000	125,781
(1.80)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.80	10,421,000	125,260
Goldman Sachs International

2.84/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.84	3,752,875	4
(2.49)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.49	3,752,875	272,048
(2.2175)/3 month USD-LIBOR-BBA/Mar-45	Mar-15/2.2175	3,752,875	125,158
2.12/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.12	10,426,000	834
(2.095)/3 month USD-LIBOR-BBA/Mar-45	Mar-15/2.095	3,752,875	79,073
JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	3,723,000	613,215

Total			$1,856,648

WRITTEN OPTIONS OUTSTANDING at 1/31/15 (premiums $482,969) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/$102.07	$10,000,000	$57,800
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/101.78	10,000,000	48,800
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/101.07	10,000,000	31,600
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/100.78	10,000,000	26,400
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/99.42	10,000,000	10
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/98.53	1,000,000	1
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/98.48	10,000,000	10
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/98.34	1,000,000	1
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/97.66	1,000,000	1
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/97.47	1,000,000	1

Total			$164,624

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/15 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Goldman Sachs International

(2.82)/3 month USD-LIBOR-BBA/Jan-46 (Purchased)	Jan-16/2.82	$3,752,875	$(112,586)	$(6,943)
(1.885)/3 month USD-LIBOR-BBA/Jan-46 (Written)	Jan-16/1.885	3,752,875	112,586	(25,407)
JPMorgan Chase Bank N.A.

(2.0975)/3 month USD-LIBOR-BBA/Feb-25 (Purchased)	Feb-15/2.0975	7,820,000	(22,874)	(22,678)
(1.7975)/3 month USD-LIBOR-BBA/Feb-25 (Written)	Feb-15/1.7975	7,820,000	22,874	(4,692)

Total			$—	$(59,720)

TBA SALE COMMITMENTS OUTSTANDING at 1/31/15 (proceeds receivable $35,670,780) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 5 1/2s, February 1, 2045	$1,000,000	2/12/15	$1,118,359
Federal National Mortgage Association, 4 1/2s, March 1, 2045	4,000,000	3/12/15	4,335,781
Federal National Mortgage Association, 4 1/2s, February 1, 2045	2,000,000	2/12/15	2,170,312
Federal National Mortgage Association, 4s, February 1, 2045	1,000,000	2/12/15	1,070,859
Federal National Mortgage Association, 3 1/2s, March 1, 2045	1,000,000	3/12/15	1,053,945
Federal National Mortgage Association, 3 1/2s, February 1, 2045	4,000,000	2/12/15	4,225,625
Federal National Mortgage Association, 3s, March 1, 2045	2,000,000	3/12/15	2,062,984
Federal National Mortgage Association, 3s, February 1, 2045	16,000,000	2/12/15	16,543,753
Government National Mortgage Association, 4 1/2s, February 1, 2045	3,000,000	2/19/15	3,256,406

Total			$35,838,024

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/15 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty/			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
	CAD	4,290,000		$—	1/12/20	3 month CAD-BA-CDOR	1.62%	$86,470
	Citibank, N.A.
	AUD	4,597,000	(E)	—	7/31/24	4.5175%	6 month AUD-BBR-BBSW	(221,296)
	AUD	862,000	(E)	—	8/6/24	4.63%	6 month AUD-BBR-BBSW	(44,566)
	AUD	6,333,000	(E)	—	10/16/24	6 month AUD-BBR-BBSW	4.232%	239,255
	AUD	3,724,000		—	12/05/24	6 month AUD-BBR-BBSW	3.4525%	187,513
	AUD	925,000		—	12/05/24	6 month AUD-BBR-BBSW	3.4575%	46,899
	Credit Suisse International
	AUD	795,000		—	10/10/23	6 month AUD-BBR-BBSW	4.49%	91,505
	AUD	2,596,000	(E)	—	10/16/24	6 month AUD-BBR-BBSW	4.1975%	95,184
	CAD	4,239,000		—	1/12/20	3 month CAD-BA-CDOR	1.62%	85,442
	NOK	6,604,000		—	11/06/24	6 month NOK-NIBOR-NIBR	2.29%	50,732
	SEK	13,214,000		—	11/11/19	0.78%	3 month SEK-STIBOR-SIDE	(29,369)
	SEK	6,853,000		—	11/11/24	3 month SEK-STIBOR-SIDE	1.49%	44,522
	Deutsche Bank AG
	NOK	6,604,000		—	11/06/24	6 month NOK-NIBOR-NIBR	2.29%	50,732
	PLN	5,586,000		—	3/17/24	4.1072%	6 month PLN-WIBOR-WIBO	(345,006)
	PLN	2,785,000		—	3/18/24	4.12875%	6 month PLN-WIBOR-WIBO	(173,526)
	PLN	2,458,000		—	3/27/24	4.045%	6 month PLN-WIBOR-WIBO	(150,880)
	ZAR	10,592,000		—	1/26/25	3 month ZAR-JIBAR-SAFEX	7.09%	3,488
	ZAR	7,061,000		—	1/23/25	3 month ZAR-JIBAR-SAFEX	7.08%	1,966
	Goldman Sachs International
	AUD	1,246,000	(E)	—	8/6/24	4.525%	6 month AUD-BBR-BBSW	(60,170)
	CHF	938,000		—	2/24/24	6 month CHF-LIBOR-BBA	1.36%	147,036
	JPY	411,000,000		—	9/15/41	6 month JPY-LIBOR-BBA	1.768%	460,705
	KRW	8,034,000,000		—	11/18/18	3 month KRW-CD-KSDA-BLOOMBERG	3.105%	327,098
	KRW	1,998,000,000		—	10/30/19	3 month KRW-CD-KSDA-BLOOMBERG	2.2875%	27,120
	KRW	3,078,000,000		—	11/05/19	3 month KRW-CD-KSDA-BLOOMBERG	2.165%	26,370
	KRW	981,000,000		—	11/06/19	3 month KRW-CD-KSDA-BLOOMBERG	2.17%	8,612
	NOK	1,775,000		—	12/31/24	6 month NOK-NIBOR-NIBR	1.955%	6,279
	NZD	581,000		—	10/31/24	3 month NZD-BBR-FRA	4.425%	32,560
	NZD	726,000		—	10/31/24	3 month NZD-BBR-FRA	4.42%	40,462
	NZD	726,000		—	11/3/24	3 month NZD-BBR-FRA	4.415%	34,976
	SEK	13,929,000		—	11/10/19	0.775%	3 month SEK-STIBOR-SIDE	(30,774)
	SEK	7,074,000		—	11/10/24	3 month SEK-STIBOR-SIDE	1.4775%	44,952
	JPMorgan Chase Bank N.A.
	AUD	2,313,000	(E)	—	8/6/24	4.5175%	6 month AUD-BBR-BBSW	(111,132)
	CAD	1,100,000		—	9/21/41	3 month CAD-BA-CDOR	2.78311%	109,051
	CAD	2,887,000		—	10/9/23	3 month CAD-BA-CDOR	3.055%	299,149
	CAD	4,375,000		—	1/12/20	3 month CAD-BA-CDOR	1.63%	89,877
	CAD	1,932,000		—	1/16/25	3 month CAD-BA-CDOR	1.99%	44,193
	CAD	1,932,000		—	1/16/25	3 month CAD-BA-CDOR	2.00%	45,644
	JPY	901,000,000		—	2/19/15	6 month JPY-LIBOR-BBA	0.705%	21,290
	JPY	149,300,000		—	2/19/20	6 month JPY-LIBOR-BBA	1.3975%	82,761
	KRW	1,998,000,000		—	11/06/19	3 month KRW-CD-KSDA-BLOOMBERG	2.165%	17,103
	KRW	981,000,000		—	11/3/19	3 month KRW-CD-KSDA-BLOOMBERG	2.245%	11,832
	KRW	981,000,000		—	11/04/19	3 month KRW-CD-KSDA-BLOOMBERG	2.195%	9,683
	MXN	10,836,000		—	7/24/29	1 month MXN-TIIE-BANXICO	6.565%	61,709
	NZD	853,000		—	11/4/24	3 month NZD-BBR-FRA	4.38%	39,228
	SEK	13,038,000		—	11/10/19	0.78%	3 month SEK-STIBOR-SIDE	(29,431)
	SEK	6,783,000		—	11/10/24	3 month SEK-STIBOR-SIDE	1.485%	43,707
	SEK	6,783,000		—	11/11/24	3 month SEK-STIBOR-SIDE	1.485%	43,665
	SEK	13,038,000		—	11/11/19	0.775%	3 month SEK-STIBOR-SIDE	(28,986)
	ZAR	7,326,000		—	1/22/25	3 month ZAR-JIBAR-SAFEX	7.14%	4,811
	ZAR	21,978,000		—	1/23/25	3 month ZAR-JIBAR-SAFEX	7.0633%	3,829

	Total			$—	$1,842,274
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/15 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/

	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)
	JPY	328,100,000		$(59)	11/19/43	1.75625%	6 month JPY-LIBOR-BBA	$(351,829)
		$7,505,750		21,668	1/6/25	2.28%	3 month USD-LIBOR-BBA	(317,440)
		7,505,750		92,972	1/6/25	2.53%	3 month USD-LIBOR-BBA	(421,910)
		73,141,000	(E)	312,287	3/18/17	1.25%	3 month USD-LIBOR-BBA	(375,385)
		19,466,000	(E)	367,645	3/18/20	2.25%	3 month USD-LIBOR-BBA	(436,183)
		62,284,000	(E)	4,123,930	3/18/25	3.00%	3 month USD-LIBOR-BBA	(2,618,126)
		6,729,000	(E)	942,997	3/18/45	3.50%	3 month USD-LIBOR-BBA	(1,087,700)
		32,318,000	(E)	(179)	12/16/17	1.897%	3 month USD-LIBOR-BBA	(430,300)
		16,207,000	(E)	(90)	12/16/17	1.86625%	3 month USD-LIBOR-BBA	(205,919)
		21,415,000	(E)	(119)	12/16/17	1.905%	3 month USD-LIBOR-BBA	(288,515)
		5,212,000	(E)	(29)	12/16/17	1.8625%	3 month USD-LIBOR-BBA	(65,836)
		17,670,000	(E)	(98)	12/16/17	3 month USD-LIBOR-BBA	1.80%	201,128
		12,499,000	(E)	(101)	12/16/18	2.34%	3 month USD-LIBOR-BBA	(340,973)
		9,375,000	(E)	(75)	12/16/18	2.3795%	3 month USD-LIBOR-BBA	(266,654)
		8,311,000		(34)	12/19/19	1.742%	3 month USD-LIBOR-BBA	(175,059)
		10,400,000		(137)	1/9/25	3 month USD-LIBOR-BBA	2.07875%	271,919
		7,215,600		7,120	1/16/25	3 month USD-LIBOR-BBA	2.12%	220,800
		18,651,000		(150)	1/12/20	3 month USD-LIBOR-BBA	1.6457%	282,012
		7,758,600		(620)	1/23/25	3 month USD-LIBOR-BBA	2.14%	240,458
		4,044,000	(E)	(22)	12/16/17	3 month USD-LIBOR-BBA	1.924%	55,959
		3,125,000	(E)	(25)	12/16/18	2.337%	3 month USD-LIBOR-BBA	(84,975)
		5,715,000	(E)	(46)	12/16/18	2.0025%	3 month USD-LIBOR-BBA	(99,121)
		10,002,000	(E)	(4,397)	12/16/18	1.9525%	3 month USD-LIBOR-BBA	(163,069)
		11,520,000	(E)	(129)	10/22/24	3 month USD-LIBOR-BBA	3.14875%	442,769
		11,520,000	(E)	(129)	10/22/24	3 month USD-LIBOR-BBA	3.145%	440,822
		4,597,000	(E)	351,672	3/18/25	2.90%	3 month USD-LIBOR-BBA	(103,017)
		34,000,000	(E)	1,025,780	3/18/22	2.50%	3 month USD-LIBOR-BBA	(967,436)
		10,472,000		(84)	12/19/19	1.7285%	3 month USD-LIBOR-BBA	(213,710)
		8,311,000		(34)	12/19/19	1.734%	3 month USD-LIBOR-BBA	(171,806)
		7,596,400		(100)	1/22/25	3 month USD-LIBOR-BBA	2.09%	200,834
		2,037,000		(27)	1/9/25	3 month USD-LIBOR-BBA	2.081%	53,688
		27,518,000		(222)	1/9/20	1.62%	3 month USD-LIBOR-BBA	(386,407)
		20,864,565		(275)	1/14/25	3 month USD-LIBOR-BBA	2.10%	580,954
		13,510,350		(97)	1/15/25	3 month USD-LIBOR-BBA	2.09%	362,889
		7,215,600		(95)	1/22/25	3 month USD-LIBOR-BBA	2.095%	194,145
		40,209,000	(E)	(223)	12/20/19	2.315%	3 month USD-LIBOR-BBA	(321,453)
		9,825,000		(130)	1/12/25	2.14412%	3 month USD-LIBOR-BBA	(315,547)
		18,651,000		(150)	1/12/20	3 month USD-LIBOR-BBA	1.65338%	289,007
		9,824,000		(130)	1/12/25	2.1372%	3 month USD-LIBOR-BBA	(309,143)
		9,824,000		(130)	1/12/25	2.142%	3 month USD-LIBOR-BBA	(313,569)
		18,651,000		(150)	1/12/20	3 month USD-LIBOR-BBA	1.648%	284,105
		9,824,000		(130)	1/12/25	2.14055%	3 month USD-LIBOR-BBA	(312,225)
		18,651,000		(150)	1/12/20	3 month USD-LIBOR-BBA	1.6464%	282,653
		9,823,000		(130)	1/12/25	2.138%	3 month USD-LIBOR-BBA	(309,852)
		18,651,000		(150)	1/12/20	3 month USD-LIBOR-BBA	1.64084%	277,581
		3,910,000		(52)	1/20/25	3 month USD-LIBOR-BBA	1.949%	52,225
		6,067,000		(80)	1/20/25	1.875%	3 month USD-LIBOR-BBA	(39,105)
		11,764,000		(95)	1/22/20	1.45125%	3 month USD-LIBOR-BBA	(60,450)
		2,709,000		(36)	1/22/25	1.921%	3 month USD-LIBOR-BBA	(28,835)
		1,770,000		(60)	1/22/45	2.31125%	3 month USD-LIBOR-BBA	(53,986)
		4,327,000		(57)	1/22/25	1.92125%	3 month USD-LIBOR-BBA	(46,157)
		5,981,000		(48)	1/26/20	1.517%	3 month USD-LIBOR-BBA	(48,680)
		1,310,000		(45)	1/26/45	3 month USD-LIBOR-BBA	2.384%	61,636
		2,528,000		(33)	1/27/25	3 month USD-LIBOR-BBA	1.9625%	35,954
		2,528,000		(33)	1/27/25	3 month USD-LIBOR-BBA	1.963%	36,073
		4,043,000		(53)	1/27/25	3 month USD-LIBOR-BBA	1.95475%	54,570
		1,997,000	(E)	(68)	2/2/46	3 month USD-LIBOR-BBA	2.335%	32,461
		343,000		(5)	2/3/25	3 month USD-LIBOR-BBA	1.791%	(759)
	EUR	19,849,000	(E)	(133,520)	3/18/17	6 month EUR-EURIBOR-REUTERS	0.50%	21,937
	EUR	6,578,000	(E)	(122,487)	3/18/20	6 month EUR-EURIBOR-REUTERS	0.75%	38,604
	EUR	3,654,000	(E)	(231,364)	3/18/25	6 month EUR-EURIBOR-REUTERS	1.50%	95,394
	EUR	2,587,000	(E)	(509,553)	3/18/45	6 month EUR-EURIBOR-REUTERS	2.25%	297,719
	EUR	8,624,000	(E)	(123)	10/22/24	1.75%	6 month EUR-EURIBOR-REUTERS	(343,766)
	EUR	8,624,000	(E)	(123)	10/22/24	1.757%	6 month EUR-EURIBOR-REUTERS	(347,108)
	GBP	9,863,000	(E)	274,969	3/18/17	2.00%	6 month GBP-LIBOR-BBA	(59,046)
	GBP	8,399,000	(E)	(548,841)	3/18/20	6 month GBP-LIBOR-BBA	2.50%	252,712
	GBP	6,917,000	(E)	1,084,567	3/18/25	3.00%	6 month GBP-LIBOR-BBA	(436,652)
	GBP	2,002,000	(E)	(572,927)	3/18/45	6 month GBP-LIBOR-BBA	3.25%	523,299
	GBP	10,863,000	(E)	(62)	1/12/17	0.89875%	3 month GBP-LIBOR-BBA	(6,721)
	GBP	9,389,000	(E)	(53)	1/12/17	0.8945%	3 month GBP-LIBOR-BBA	(5,215)
	JPY	18,345,000		(6)	3/24/44	6 month JPY-LIBOR-BBA	1.80%	21,858
	JPY	35,921,000		(12)	3/24/44	6 month JPY-LIBOR-BBA	1.79625%	42,497
	JPY	996,900,000		(39)	3/14/19	6 month JPY-LIBOR-BBA	0.3175%	50,470
	JPY	218,100,000		(38)	3/14/44	1.795%	6 month JPY-LIBOR-BBA	(258,214)
	JPY	17,784,000		(3)	3/24/44	6 month JPY-LIBOR-BBA	1.80125%	21,242
	JPY	20,000,000		(6)	11/07/44	6 month JPY-LIBOR-BBA	1.5025%	9,941
	JPY	120,000,000		(36)	11/07/44	6 month JPY-LIBOR-BBA	1.495%	57,596
	JPY	627,000,000		(45)	11/07/19	0.2475%	6 month JPY-LIBOR-BBA	(10,095)
	JPY	369,900,000		(26)	11/07/19	0.25%	6 month JPY-LIBOR-BBA	(6,348)
	JPY	6,050,000		(2)	11/07/44	6 month JPY-LIBOR-BBA	1.4975%	2,938
	JPY	97,000,000		(34)	9/2/43	1.87875%	6 month JPY-LIBOR-BBA	(133,391)
		$7,596,400		(100)	1/9/25	3 month USD-LIBOR-BBA	2.07%	192,392

	Total			$6,476,696	$(6,754,446)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$584,328	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(15,485)
Barclays Bank PLC
	105,850	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	417
	193,787	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,287)
	6,319,548	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(167,472)
	7,642,597	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	27,740
	4,392	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(23)
	117,493	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	426
	499,760	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	1,996
	64,686	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	255
	996,885	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	3,981
	2,718,215	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,866
	545,786	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,981
	92,752	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	366
	300,710	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,186
	218,115	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	860
	1,633,665	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,686)
	82,729	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(202)
	267,427	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(540)
	133,713	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(270)
	133,713	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(270)
	268,355	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(542)
	696,872	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,406)
	268,355	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(542)
	1,132,914	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(30,023)
	792,200	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(13,149)
	258,008	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	936
	334,790	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(5,557)
	418,760	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,236)
	535,704	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,081)
	742,666	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	14,300
	205,613	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	746
Citibank, N.A.
	201,246	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	730
EUR	4,580,000	—	2/21/19	(1.235%)	Eurostat Eurozone HICP excluding tobacco	(206,498)
EUR	2,380,000	—	2/21/24	1.69%	Eurostat Eurozone HICP excluding tobacco	207,697
Credit Suisse International
	$896,454	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	3,159
	541,817	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	10,433
	1,343,205	5,877	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(29,719)
EUR	1,340,000	—	3/27/19	(1.1913%)	Eurostat Eurozone HICP excluding tobacco	(57,858)
EUR	4,580,000	—	2/20/19	(1.2225%)	Eurostat Eurozone HICP excluding tobacco	(203,083)
EUR	2,380,000	—	2/20/24	1.68%	Eurostat Eurozone HICP excluding tobacco	204,669
EUR	1,340,000	—	3/24/19	(1.1925%)	Eurostat Eurozone HICP excluding tobacco	(57,964)
GBP	1,130,000	—	3/20/19	3.05%	GBP Non-revised UK Retail Price Index	72,029
GBP	1,130,000	—	3/25/19	3.0413%	GBP Non-revised UK Retail Price Index	71,212
Goldman Sachs International
	$174,187	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,466)
	29,818	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(159)
	481,091	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(13,125)
	481,091	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(13,125)
	1,588,407	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(42,094)
	608,902	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(14,803)
	42,839	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(149)
	51,392	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(179)
	970,661	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,378)
	1,358,587	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(37,065)
	715,401	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(19,518)
	904,336	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(23,965)
	893,502	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	17,205
	2,376,011	43,993	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(19,890)
JPMorgan Chase Bank N.A.
	903,921	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(23,954)
	893,502	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	17,205

Total		$49,870	$(348,368)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$2,666	$39,000	5/11/63	300 bp	$2,646
	CMBX NA BBB- Index	BBB-/P	5,303	88,000	5/11/63	300 bp	5,258
	CMBX NA BBB- Index	BBB-/P	10,865	176,000	5/11/63	300 bp	10,774
	CMBX NA BBB- Index	BBB-/P	10,317	181,000	5/11/63	300 bp	10,223
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	13,526	122,000	5/11/63	300 bp	13,462
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	690	89,000	5/11/63	300 bp	644
	CMBX NA BBB- Index	BBB-/P	8,994	113,000	5/11/63	300 bp	8,936
	CMBX NA BBB- Index	BBB-/P	1,382	119,000	5/11/63	300 bp	1,320
	CMBX NA BBB- Index	BBB-/P	15,706	139,000	5/11/63	300 bp	15,634
	CMBX NA BBB- Index	BBB-/P	10,883	142,000	5/11/63	300 bp	10,809
	CMBX NA BBB- Index	BBB-/P	11,537	149,000	5/11/63	300 bp	11,460
	CMBX NA BBB- Index	BBB-/P	11,968	150,000	5/11/63	300 bp	11,892
	CMBX NA BBB- Index	BBB-/P	9,867	150,000	5/11/63	300 bp	9,790
	CMBX NA BBB- Index	BBB-/P	4,625	152,000	5/11/63	300 bp	4,546
	CMBX NA BBB- Index	BBB-/P	2,678	152,000	5/11/63	300 bp	2,600
	CMBX NA BBB- Index	BBB-/P	2,397	156,000	5/11/63	300 bp	2,316
	CMBX NA BBB- Index	BBB-/P	13,040	179,000	5/11/63	300 bp	12,947
	CMBX NA BBB- Index	BBB-/P	12,926	315,000	5/11/63	300 bp	12,764
	CMBX NA BB Index	—	(846)	162,000	5/11/63	(500 bp)	(307)
	CMBX NA BB Index	—	(448)	123,000	5/11/63	(500 bp)	(39)
	CMBX NA BB Index	—	(2,096)	120,000	5/11/63	(500 bp)	(1,696)
	CMBX NA BB Index	—	2,826	107,000	5/11/63	(500 bp)	3,182
	CMBX NA BB Index	—	1,624	105,000	5/11/63	(500 bp)	1,973
	CMBX NA BB Index	—	941	91,000	5/11/63	(500 bp)	1,244
	CMBX NA BB Index	—	(415)	54,000	5/11/63	(500 bp)	(235)
	CMBX NA BB Index	—	(517)	54,000	5/11/63	(500 bp)	(338)
	CMBX NA BB Index	—	(493)	54,000	5/11/63	(500 bp)	(313)
	CMBX NA BB Index	—	1,060	53,000	5/11/63	(500 bp)	1,236
	CMBX NA BB Index	—	(2,308)	119,000	5/11/63	(500 bp)	(1,912)
	CMBX NA BBB- Index	BBB-/P	48	1,000	5/11/63	300 bp	47
	CMBX NA BBB- Index	BBB-/P	94	35,000	5/11/63	300 bp	76
	CMBX NA BBB- Index	BBB-/P	(332)	55,000	5/11/63	300 bp	(360)
	CMBX NA BBB- Index	BBB-/P	(525)	55,000	5/11/63	300 bp	(553)
	CMBX NA BBB- Index	BBB-/P	589	97,000	5/11/63	300 bp	539
	CMBX NA BBB- Index	BBB-/P	67	101,000	5/11/63	300 bp	15
	CMBX NA BBB- Index	BBB-/P	(1,082)	108,000	5/11/63	300 bp	(1,138)
	CMBX NA BBB- Index	BBB-/P	(1,020)	109,000	5/11/63	300 bp	(1,077)
	CMBX NA BBB- Index	BBB-/P	(364)	109,000	5/11/63	300 bp	(420)
	CMBX NA BBB- Index	BBB-/P	(364)	109,000	5/11/63	300 bp	(421)
	CMBX NA BBB- Index	BBB-/P	(912)	109,000	5/11/63	300 bp	(968)
	CMBX NA BBB- Index	BBB-/P	2,617	110,000	5/11/63	300 bp	2,561
	CMBX NA BBB- Index	BBB-/P	1,323	111,000	5/11/63	300 bp	1,265
	CMBX NA BBB- Index	BBB-/P	1,104	111,000	5/11/63	300 bp	1,046
	CMBX NA BBB- Index	BBB-/P	81	116,000	5/11/63	300 bp	21
	CMBX NA BBB- Index	BBB-/P	402	116,000	5/11/63	300 bp	342
	CMBX NA BBB- Index	BBB-/P	(2,114)	117,000	5/11/63	300 bp	(2,174)
	CMBX NA BBB- Index	BBB-/P	602	130,000	5/11/63	300 bp	535
	CMBX NA BBB- Index	BBB-/P	746	161,000	5/11/63	300 bp	662
	CMBX NA BBB- Index	BBB-/P	(1,627)	162,000	5/11/63	300 bp	(1,711)
	CMBX NA BBB- Index	BBB-/P	(4,569)	236,000	5/11/63	300 bp	(4,691)
	CMBX NA BBB- Index	—	(7,683)	136,000	1/17/47	(300 bp)	(4,512)
	CMBX NA BBB- Index	—	(6,289)	134,000	1/17/47	(300 bp)	(3,165)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(692)	100,000	5/11/63	300 bp	(743)
	CMBX NA BB Index	—	(1,315)	124,000	5/11/63	(500 bp)	(902)
	CMBX NA BB Index	—	70	58,000	5/11/63	(500 bp)	263
	CMBX NA BB Index	—	(519)	54,000	5/11/63	(500 bp)	(339)
	CMBX NA BB Index	—	1,198	53,000	5/11/63	(500 bp)	1,375
	CMBX NA BBB- Index	BBB-/P	(600)	55,000	5/11/63	300 bp	(628)
	CMBX NA BBB- Index	BBB-/P	614	103,000	5/11/63	300 bp	561
	CMBX NA BBB- Index	BBB-/P	1,188	104,000	5/11/63	300 bp	1,134
	CMBX NA BBB- Index	BBB-/P	(1,011)	108,000	5/11/63	300 bp	(1,066)
	CMBX NA BBB- Index	BBB-/P	(1,083)	108,000	5/11/63	300 bp	(1,139)
	CMBX NA BBB- Index	BBB-/P	(1,083)	108,000	5/11/63	300 bp	(1,139)
	CMBX NA BBB- Index	BBB-/P	(875)	109,000	5/11/63	300 bp	(932)
	CMBX NA BBB- Index	BBB-/P	(437)	109,000	5/11/63	300 bp	(494)
	CMBX NA BBB- Index	BBB-/P	(1,950)	117,000	5/11/63	300 bp	(2,010)

	Total		$122,995	$130,676

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2015. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2014 through January 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $337,597,153.
(b)	The aggregate identified cost on a tax basis is $396,948,571, resulting in gross unrealized appreciation and depreciation of $18,036,392 and $17,735,197, respectively, or net unrealized appreciation of $301,195.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$—	$3,318,955	$—	$69	$3,318,955
	Putnam Short Term Investment Fund*	33,891,737	33,912,451	50,816,473	6,902	16,987,715
	Totals	$33,891,737	$37,231,406	$50,816,473	$6,971	$20,306,670
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $182,995,650 to cover certain derivative contracts and delayed delivery securities.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	63.4%
	Germany	4.8
	Japan	4.3
	France	4.3
	Italy	3.8
	United Kingdom	2.8
	Greece	1.7
	Spain	1.6
	Argentina	1.6
	Luxembourg	1.3
	Mexico	1.3
	Netherlands	0.9
	Belgium	0.8
	Canada	0.8
	South Africa	0.8
	Russia	0.7
	Austria	0.7
	Poland	0.5
	Ireland	0.5
	Other	3.4

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $3,634,500 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,168,244 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $241,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$—	$7,687,000
Corporate bonds and notes	—	97,807,246	—
Foreign government and agency bonds and notes	—	102,530,135	—
Mortgage-backed securities	—	81,357,694	—
Municipal bonds and notes	—	447,067	—
Purchased options outstanding	—	186,612	—
Purchased swap options outstanding	—	1,935,504	—
U.S. government and agency mortgage obligations	—	73,108,304	—
U.S. treasury obligations	—	948,194	—
Short-term investments	23,222,670	8,019,340	—

Totals by level	$23,222,670	$366,340,096	$7,687,000

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$5,404,091	$—
Futures contracts	1,484,201	—	—
Written options outstanding	—	(164,624)	—
Written swap options outstanding	—	(1,856,648)	—
Forward premium swap option contracts	—	(59,720)	—
TBA sale commitments	—	(35,838,024)	—
Interest rate swap contracts	—	(11,388,868)	—
Total return swap contracts	—	(398,238)	—
Credit default contracts	—	7,681	—

Totals by level	$1,484,201	$(44,294,350)	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of October 31, 2014	Accrued discounts/premiums	Realized gain/(loss)	Change in net unrealized appreciation/(depreciation)	Purchases	Sales	Net transfers in and/or out of Level 3†	Balance as of January 31, 2015

Asset-backed securities	$—	$—	$—	$—	$—	$—	$7,687,000	$7,687,000

Totals:	$—	$—	$—	$—	$—	$—	$7,687,000	$7,687,000

† Transfers during the reporting period are accounted for using the end of period market value and include valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at the end of the reporting period.
During the reporting period, transfers between level 1 and level 2 within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$10,725	$3,044
Foreign exchange contracts	8,512,814	3,108,723
Interest rate contracts	17,508,481	27,770,262

Total	$26,032,020	$30,882,029

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$29,000,000
Purchased swap option contracts (contract amount)		$192,400,000
Written TBA commitment option contracts (contract amount)		$58,000,000
Written swap option contracts (contract amount)		$140,000,000
Futures contracts (number of contracts)		900
Forward currency contracts (contract amount)		$444,000,000
OTC interest rate swap contracts (notional)		$83,600,000
Centrally cleared interest rate swap contracts (notional)		$818,800,000
OTC total return swap contracts (notional)		$73,000,000
OTC credit default contracts (notional)		$7,500,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$86,470	$–	$–	$473,667	$367,385	$56,186	$1,156,170	$–	$927,532	$–	$–	$-	$-	$-	$3,067,410
	Centrally cleared interest rate swap contracts§	–	–	1,443,462	–	–	–	–	–	–	–	–	–	–	–	1,443,462
	OTC Total return swap contracts*#	–	65,056	–	208,427	361,502	–	17,205	–	17,205	–	–	–	–	–	669,395
	OTC Credit default contracts*#	–	–	–	–	9,762	–	963	–	–	–	–	–	–	–	10,725
	Futures contracts§	–	–	–	–	–	–	–	–	–	365,862	–	–	–	–	365,862
	Forward currency contracts#	363,898	327,382	–	1,144,464	912,612	1,180,866	1,048,035	1,196,369	473,801	–	1,520,535	182,764	138,692	23,396	8,512,814
	Forward premium swap option contracts#	–	–	–	–	–	–	–	–	–	–	–	–	–	–	–
	Purchased swap options#	84,252	135	–	372,739	1,289,242	–	189,136	–	–	–	–	–	–	–	1,935,504
	Purchased options#	–	–	–	–	–	–	–	–	186,612	–	–	–	–	–	186,612

	Total Assets	$534,620	$392,573	$1,443,462	$2,199,297	$2,940,503	$1,237,052	$2,411,509	$1,196,369	$1,605,150	$365,862	$1,520,535	$182,764	$138,692	$23,396	$16,191,784

	Liabilities:
	OTC Interest rate swap contracts*#	$–	$–	$–	$265,862	$29,369	$669,412	$90,944	$–	$169,549	$–	$–	$–	$–	$–	$1,225,136
	Centrally cleared interest rate swap contracts§	–	–	2,376,493	–	–	–	–	–	–	–	–	–	–	–	2,376,493
	OTC Total return swap contracts*#	15,485	234,286	–	206,498	354,501	–	232,909	–	23,954	–	–	–	–	–	1,067,633
	OTC Credit default contracts*#	250	64	–	–	2,203	–	527	–	–	–	–	–	–	–	3,044
	Futures contracts§	–	–	–	–	–	–	–	–	–	151,206	–	–	–	–	151,206
	Forward currency contracts#	30,537	222,467	–	211,339	337,534	188,179	86,284	115,297	396,589	–	72,583	701,392	328,727	417,795	3,108,723
	Forward premium swap option contracts#	–	–	–	–	–	–	32,350	–	27,370	–	–	–	–	–	59,720
	Written swap options#	108,326	938	–	678	656,374	–	477,117	–	613,215	–	–	–	–	–	1,856,648
	Written options#	–	–	–	–	–	–	–	–	164,624	–	–	–	–	–	164,624

	Total Liabilities	$154,598	$457,755	$2,376,493	$684,377	$1,379,981	$857,591	$920,131	$115,297	$1,395,301	$151,206	$72,583	$701,392	$328,727	$417,795	$10,013,227

	Total Financial and Derivative Net Assets	$380,022	$(65,182)	$(933,031)	$1,514,920	$1,560,522	$379,461	$1,491,378	$1,081,072	$209,849	$214,656	$1,447,952	$(518,628)	$(190,035)	$(394,399)	$6,178,557
	Total collateral received (pledged)##†	$300,000	$(65,182)	$–	$1,339,000	$1,378,115	$340,000	$1,491,378	$948,194	$150,000	$–	$1,381,225	$–	$(120,000)	$–
	Net amount	$80,022	$–	$(933,031)	$175,920	$182,407	$39,461	$–	$132,878	$59,849	$214,656	$66,727	$(518,628)	$(70,035)	$(394,399)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 31, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 31, 2015